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                                 UNITED STATES
                      SECURITIES AND EXCHANGE COMMISSION
                             Washington, DC 20549

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                                   FORM N-PX

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              ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANY

                 Investment Company Act File Number: 811-23039

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                 VIRTUS DIVERSIFIED INCOME & CONVERTIBLE FUND
              (exact name of registrant as specified in charter)

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                    101 Munson Street, Greenfield, MA 01301
                   (Address of principal executive offices)

  Jennifer Fromm, Vice President, Chief Legal Officer, Counsel and Secretary
                    One Financial Plaza Hartford, CT 06103
                    (Name and Address of agent for service)

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       Registrant's telephone number, including area code: 866-270-7788

                        Date of Fiscal Year End: 01/31

               Date of Reporting Period: 07/01/2022 - 06/30/2023

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******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-23039
Reporting Period: 07/01/2022 - 06/30/2023
Virtus Diversified Income & Convertible Fund









========== Virtus  Diversified Income & Convertible Fund (fka Virtus  ==========
==========      AllianzGI Diversified Income & Convertible Fund)      ==========

This registrant was formerly known as: "Virtus AllianzGI Diversified Income & Convertible Fund"


MCKESSON CORPORATION

Ticker:       MCK            Security ID:  58155Q103
Meeting Date: JUL 22, 2022   Meeting Type: Annual
Record Date:  MAY 27, 2022

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1a    Elect Director Richard H. Carmona       For       For          Management
1b    Elect Director Dominic J. Caruso        For       For          Management
1c    Elect Director W. Roy Dunbar            For       For          Management
1d    Elect Director James H. Hinton          For       For          Management
1e    Elect Director Donald R. Knauss         For       For          Management
1f    Elect Director Bradley E. Lerman        For       For          Management
1g    Elect Director Linda P. Mantia          For       For          Management
1h    Elect Director Maria Martinez           For       Against      Management
1i    Elect Director Susan R. Salka           For       For          Management
1j    Elect Director Brian S. Tyler           For       For          Management
1k    Elect Director Kathleen Wilson-Thompson For       For          Management
2     Ratify Deloitte & Touche LLP as         For       Against      Management
      Auditors
3     Advisory Vote to Ratify Named           For       Against      Management
      Executive Officers' Compensation
4     Approve Omnibus Stock Plan              For       For          Management
5     Amend Qualified Employee Stock          For       For          Management
      Purchase Plan
6     Reduce Ownership Threshold for          Against   For          Shareholder
      Shareholders to Call Special Meeting
7     Adopt Policy on 10b5-1 Plans            Against   For          Shareholder

========== END NPX REPORT

                                  SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Virtus Diversified Income & Convertible Fund

By:    /s/ George R. Aylward
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George R. Aylward, President
Date:  August 21, 2023